COST OF SALES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cost Of Sales [Line Items]
Production costs	$ 21,388
Depreciation and depletion	5,419
Site share-based compensation	355
Royalties and selling costs	269
Change in inventories	542
Cost of sales	29,948	$ 3,300
Mining Operations
Disclosure Of Cost Of Sales [Line Items]
Cost of sales	27,973	0
Reclamation Management
Disclosure Of Cost Of Sales [Line Items]
Cost of sales	$ 1,975	$ 3,300